Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees And Contingent Liabilities (Textual) [Abstract]
Liability related to remaining Visa Litigation, carrying amount		$ 19
Rental expense for operating leases		338	$ 326	$ 328
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		2,828
Collateral Held		2,912
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		2,337
Collateral Held		2,507
Minimum Revenue Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		7
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		$ 10,857
Weighted-average term of standby letter of credit arrangements		20 months
Carrying Amount		$ 52
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		7
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		6,683
Carrying Amount		125
Reserve for potential losses related to sale or syndication of tax-advantage investments		112
Representation and warranty reserve		13	19
Unresolved representation and warranty claims from GSEs		9	$ 7
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		95,780
Carrying Amount		50
Collateral Held		481
Value of airline tickets purchased to deliver at future date through card transactions		6,600
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets		378
Company held collateral of merchant escrow deposits with respect to future delivery risk		3
Liability primarily related to airline processing arrangements		37
Merchant escrow deposits held as collateral related to unresolved charge-backs		100
Recorded liability for potential losses related to unresolved charge-backs		13
Other Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments		1,290
Carrying Amount		17
Maximum potential future payments related to operations of subsidiaries		$ 609
Other Guarantees [Member] | USB Capital IX [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Percentage of common equity in wholly owned USB Capital IX		100.00%
Issuance trust		USB Capital IX
Total assets of trust consisting primarily of Series A Preferred Stock		$ 682
Company payment obligation guarantee of trust to third party investors		$ 681
Subsequent Event [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
United States Attorney's office settlement	$ 528
United States Attorney's office settlement net payment	453
Office of the Comptroller of the Currency civil money penalty	75
Financial Crimes Enforcement Network civil money penalty	185
Financial Crimes Enforcement Network civil money penalty payment	70
Federal Reserve civil money penalty	15
Settlement and civil money penalty payment	$ 613
Visa Class B Shares [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Number of shares sold		2.2
Remaining shares held by the Company		2.7